LEASES - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease asset	$ 627	$ 750	$ 750
Lease liabilities	655	781	781
Equity adjustment	$ (5,615)	$ (3,628)	$ (3,628)	$ 4,459	$ 1,780	$ 9,526
Term of contract	98 months	98 months	98 months
Rent expense			$ 846
Rent expense, other			515
Rent payment				644
Operating lease liability - current	$ 422	$ 465	465
Lease standard adoption
Lessee, Lease, Description [Line Items]
Equity adjustment				(31)
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease asset				1,100
Lease liabilities				1,100
Accounting Standards Update 2016-02 | Lease standard adoption
Lessee, Lease, Description [Line Items]
Equity adjustment				$ (31)
Minimum
Lessee, Lease, Description [Line Items]
Monthly rent expense	38	38
Minimum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense	3		3
Maximum
Lessee, Lease, Description [Line Items]
Monthly rent expense	48	$ 48
Maximum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 42		$ 42